TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus,

Summary Prospectus and Statement of Additional Information

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Transamerica Market Participation Strategy VP

Effective September 30, 2018, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Market Participation Strategy VP under the section entitled “Management”:

Management:
Investment Manager: Transamerica Asset Management, Inc.
Sub-Adviser: Quantitative Management Associates LLC
Portfolio Managers:
Devang Gambhirwala	Portfolio Manager	since 2012
Joel Kallman, CFA	Portfolio Manager	since 2016
Marcus M. Perl	Portfolio Manager	since 2012

Effective September 30, 2018, the following replaces the information in the Prospectus for Transamerica Market Participation Strategy VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Market Participation Strategy VP

Name	Sub-Adviser	Positions Over Past Five Years
Devang Gambhirwala	Quantitative Management Associates LLC	Portfolio Manager of the portfolio since 2012; Principal; Devang has been with the firm since 1986

Joel Kallman, CFA	Quantitative Management Associates LLC	Portfolio Manager of the portfolio since 2016; Vice President; Joel has been with the firm since 1994

Marcus M. Perl	Quantitative Management Associates LLC	Portfolio Manager of the portfolio since 2012; Vice President; Marcus has been with the firm since 2000

Effective September 30, 2018, the following replaces the applicable information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Quantitative Management Associates LLC (“QMA”)”:

Transamerica Market Participation Strategy VP

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts*
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Devang Gambhirwala	16	$22.01 billion	12	$3.53 billion	58	$6.32 billion
Joel Kallman, CFA	38	$84.86 billion	5	$2.36 billion	19	$1.44 billion
Marcus M. Perl	39	$85.33 billion	5	$2.36 billion	21	$1.66 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Devang Gambhirwala	0	$0	0	$0	8	$1.76 billion
Joel Kallman, CFA	0	$0	0	$0	0	$0
Marcus M. Perl	0	$0	0	$0	0	$0

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Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

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Investors Should Retain this Supplement for Future Reference

September 17, 2018